Other liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2024
Other liabilities and provisions
Schedule of other liabilities and provisions

	At December 31,
	2024	2023
	$’m	$’m
Other liabilities
Non-current	18	33
Provisions
Current	14	37
Non-current	19	11
	51	81

Summary of provisions

Total
provisions
$’m
At January 1, 2023	25
Provided	47
Released	(15)
Paid	(10)
Exchange	1
At December 31, 2023	48
Provided	19
Released	(10)
Paid	(23)
Exchange	(1)
At December 31, 2024	33